Long-term debt (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Dec. 31, 2020
Long-term debt
Long-term debt	€ 7,223,132	€ 7,808,460
Less current portion	(651,910)	(1,008,359)
Long-term debt, less current portion	6,571,222	6,800,101
Amended 2012 Credit Agreement
Long-term debt
Long-term debt		1,162,342
Bonds
Long-term debt
Long-term debt	6,991,003	6,408,118
Other long-term debt
Long-term debt
Long-term debt	€ 232,129	€ 238,000